Multi-Class Prospectus | Select Global Infrastructure Portfolio
Select Global Infrastructure Portfolio
Objective
The Select Global Infrastructure Portfolio (the "Portfolio") seeks to provide both capital appreciation and income.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—How To Purchase Class A Shares"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary and in the section of this Prospectus entitled "Shareholder Information—How To Purchase Class A Shares."

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Multi-Class Prospectus Select Global Infrastructure Portfolio	CLASS I	CLASS A		CLASS L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%	[1]	none
[1]	Effective September 9, 2013, Class P shares were renamed Class A shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi-Class Prospectus Select Global Infrastructure Portfolio		CLASS I	CLASS A		CLASS L
Advisory Fee		0.85%	0.85%	[1]	0.85%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	[1]	0.75%
Other Expenses		1.19%	1.33%	[1]	1.26%
Total Annual Portfolio Operating Expenses	[2]	2.04%	2.43%	[1]	2.86%
Fee Waiver and/or Expense Reimbursement	[2]	0.89%	0.93%	[1]	0.86%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.15%	1.50%	[1]	2.00%
[1]	Effective September 9, 2013, Class P shares were renamed Class A shares.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I, 1.50% for Class A and 2.00% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Multi-Class Prospectus Select Global Infrastructure Portfolio (USD $)		1 Year	3 Years	5 Years	10 Years
CLASS I		117	365	633	1,398
CLASS A	[1]	670	974	1,300	2,222
CLASS L		203	627	1,078	2,327
[1]	Effective September 9, 2013, Class P shares were renamed Class A shares.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and/or the Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") seek to provide both capital appreciation and income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser seeks to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects.

The Portfolio normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management and water purification/desalination and (vi) the construction or operation of essential public structures. The Portfolio's equity investments may include convertible securities. The Portfolio's investments may include securities of small and medium capitalization companies. The Portfolio may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Portfolio invests at least 40% of its assets in the securities of issuers located outside of the United States.

The Portfolio's Adviser and/or Sub-Advisers shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Portfolio has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Portfolio, the Adviser and/or Sub-Advisers actively manage the Portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation. The Adviser and/or Sub-Advisers generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Portfolio has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

  Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company's products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, a substantial portion of the Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates.

•  Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Non-Diversification. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as a comparative sector index, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter	12/31/11	11.15%
Low Quarter	9/30/11	–6.54%

Average Annual Total Returns (for the calendar periods ended December 31, 2013)
Average Annual Returns Multi-Class Prospectus Select Global Infrastructure Portfolio		Average Annual Returns, Past 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
CLASS I		17.91%	17.48%		Sep. 20, 2010
CLASS A	[1]	11.55%	15.29%		Sep. 20, 2010
CLASS L		16.98%	16.59%		Sep. 20, 2010
After Taxes on Distributions CLASS I		16.08%	16.38%
After Taxes on Distributions and Sale of Fund Shares CLASS I		11.43%	13.98%
Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses or taxes)	[2]	15.89%	15.89%	[3]	Sep. 20, 2010
S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)	[4]	24.12%	12.86%	[3]	Sep. 20, 2010
[1]	Effective September 9, 2013, Class P shares were renamed Class A shares.
[2]	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of the Portfolio.
[4]	The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. It is not possible to invest directly in an index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.